SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Mortgage Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortgage servicing rights
Classification of Securitizations
Fair value of capitalized mortgage servicing rights	$ 404	$ 336
Principal amount of loans and other financial instruments	47,000	53,000
Capitalized MSRs
Balance at beginning of period	336	495
Originations	92	123
Changes in fair value of MSRs due to changes in inputs and assumptions	43	(204)
Other changes	(67)	(78)
Sale of MSRs	0	0
Balance at end of period	404	336	$ 495
MSR fees
Servicing fees	131	142	148
Late fees	3	5	8
Ancillary fees	0	0	1
Total MSR fees	134	147	$ 157
Mortgage-backed securities - U.S. agency-sponsored
Re-securitizations
Securities transferred to re-securitization entities	46,600	42,800
Fair value of re-securitizations deals in which the entity holds a retained interest	1,200	1,600
Market value of retained interest related to re-securitization transaction	641	916
Original fair value of re-securitizations deals in which the entity holds a retained interest	$ 78,400	$ 83,600